Leases - Narrative (Details) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 28, 2022	Nov. 30, 2021	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 24, 2022	Jan. 01, 2022	Apr. 30, 2019
Operating Leased Assets [Line Items]
Remaining term				2 years 3 months 18 days
Sublease income				$ 500,000
Future monthly base rent	$ 20,400
Renewal term	30 months
Future monthly rent increase	3.00%
Remaining lease term						13 months
Operating lease, right of use assets, net				695,000	$ 0
Rent expense				400,000
Variable lease costs				$ 100,000
Rent expense					2,600,000
Discount rate				8.60%
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
Operating Leased Assets [Line Items]
Operating lease, right of use assets, net							$ 500,000
Operating lease liability							$ 500,000
Mountain View, CA Office Space
Operating Leased Assets [Line Items]
Operating lease term								2 years
Base lease payments			$ 2,000,000
Sublease income				$ 500,000	$ 900,000
Additional Mountain View, CA Office Space
Operating Leased Assets [Line Items]
Operating lease term			1 year
Phoenix, AZ Office Space
Operating Leased Assets [Line Items]
Operating lease term		21 months
Monthly base rent		$ 10,400
Monthly rent increase		1.90%